JNL SERIES TRUST

1 Corporate Way, Lansing, Michigan 48951

(517) 381-5500

May 20, 2014

Securities and Exchange Commission

450 Fifth Street, NW

Judiciary Plaza

Washington, DC 20549

Re:    JNL Series Trust

   File Nos. 33-87244 and 811-8894

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated May 13, 2014, filed pursuant to Rule 497(e), for the following fund of the above mentioned Trust:

JNL/MMRS Conservative Fund

JNL/MMRS Growth Fund

JNL/MMRS Moderate Fund

If you have any questions concerning this filing, please contact me at (517) 367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee

enc.